Derivative Financial Instruments - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 3,885,271	¥ 4,063,982
Liabilities	3,498,016	3,889,694
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	801,583,625	713,415,655
Assets	3,301,647	3,390,869
Liabilities	3,052,357	3,156,164
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	676,464,541	591,977,855
Assets	1,771,745	1,864,348
Liabilities	1,639,850	1,738,961
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	78,295,049	78,549,213
Assets	28,689	20,278
Liabilities	28,871	16,579
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	66,989,307	35,011,822
Assets	4,538	6,622
Liabilities	722	459
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	25,030,851	22,776,789
Assets	274	152
Liabilities	994	1,986
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	429,498,805	393,798,232
Assets	1,651,945	1,723,403
Liabilities	1,500,361	1,584,833
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	76,650,529	61,841,799
Assets	86,299	113,893
Liabilities	108,902	135,104
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	120,282,459	117,119,766
Assets	1,439,993	1,444,103
Liabilities	1,293,900	1,321,157
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	689	2,261
Assets
Liabilities	19	19
Trading [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	74,380,475	74,918,488
Assets	759,993	778,100
Liabilities	708,645	833,024
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	39,668,889	36,026,356
Assets	577,350	561,985
Liabilities	490,014	378,036
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,232,406	6,172,661
Assets	102,650	104,018
Liabilities	95,222	110,078
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,354,789	2,744,981
Assets	71,344	60,395
Liabilities	105,194	77,197
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	829,262	1,075,040
Assets	5,946	13,743
Liabilities	9,747	3,154
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,779,546	1,012,228
Assets	42,209	21,657
Liabilities	68,341	41,439
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,564	15,677
Assets	745	410
Liabilities	208	253
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	77,015	106,228
Assets	186	307
Liabilities	8,171	8,922
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	661,402	535,808
Assets	22,258	24,278
Liabilities	18,727	23,429
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	161,539	172,973
Assets	6,516	11,679
Liabilities	4,948	10,491
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	20,902	28,568
Assets	402	489
Liabilities	464	513
Trading [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	128,467	116,525
Assets	6,052	11,037
Liabilities	3,974	9,230
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,170	27,880
Assets	62	153
Liabilities	510	748
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,320,297	1,400,080
Assets	12,049	10,344
Liabilities	8,465	8,358
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	77,539,041	66,678,975
Assets	583,624	673,113
Liabilities	445,659	733,530
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	69,550,646	60,318,601
Assets	300,376	450,889
Liabilities	333,182	466,643
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	18,269,263	5,853,880
Assets	5,534	221
Liabilities	1,167	865
Risk management [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	51,131,039	54,335,702
Assets	294,842	450,665
Liabilities	329,446	464,152
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	150,344	129,019
Assets		3
Liabilities	2,569	1,626
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,986,176	6,360,374
Assets	283,248	222,224
Liabilities	112,322	266,887
Risk management [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,866,249	5,364
Assets	49,440	106
Liabilities	24,929
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,119,927	6,355,010
Assets	233,808	222,118
Liabilities	87,393	266,887
Risk management [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,219
Assets
Liabilities	155
Risk management [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,219
Assets
Liabilities	¥ 155
Risk management [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities